Other Receivables, Related Party (Details Narrative) - USD ($) $ in Thousands			12 Months Ended
	Jun. 30, 2023	Nov. 29, 2021	Dec. 31, 2021	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current	$ 2,193		$ 3,784	$ 3,748
Legal settlements receivable percentage	50.00%			50.00%
Payments for Legal Settlements		$ 22,500
Biofrontera AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current				$ 3,700
Accounts Receivable, after Allowance for Credit Loss, Noncurrent				2,800
Other Receivables	$ 3,700			$ 6,100
Legal settlements receivable percentage	50.00%
Payments for Legal Settlements	$ 6,100
Debt Instrument, Interest Rate, Stated Percentage	6.00%			6.00%
Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Noncurrent			2,813	$ 2,813
Other Receivables	$ 4,000
Service Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accounts Receivable, after Allowance for Credit Loss				6,500
Other Receivables				$ 6,400
Payments for Legal Settlements			11,300
Litigation Settlement, Expense			$ 2,800